Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.
FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$3

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$629	$615
Non-listed stocks - foreign	32	26
Limited partnership - domestic	307	500
Other investing agreements	37	70

	$1,005	$1,211

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

Chunghwa’s Board of Directors approved an investment in Taiwania Capital Buffalo Fund VI, L.P. at the amount of $600 million in January 2022. As of December 31, 2025, Chunghwa invested $400 million.

Chunghwa’s Board of Directors approved an investment in TRF 1 L.P. at the amount of $300 million in January 2025. As of December 31, 2025, Chunghwa invested $120 million.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2024
Forward exchange contracts - buy	NT$/USD	January 2025	NT$46/USD1

Forward exchange contracts - buy	NT$/EUR	March 2025	NT$10/EUR0.3

December 31, 2025
Forward exchange contracts - buy	NT$/USD	January 2026	NT$30/USD1

Forward exchange contracts - buy	NT$/EUR	March 2026	NT$89/EUR2.5

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates. However, the aforementioned derivatives did not meet the criteria for hedge accounting.